Financial Instruments and Risk Management - Schedule of reconciliation of Level 3 assets and liabilities (Details) $ in Thousands	6 Months Ended
Sep. 30, 2024 USD ($)
Assets
Opening assets balance	$ 307,582
Ending assets balance	334,686
Liabilities and equity
Opening liabilities balance	47,890
Ending liabilities balance	55,155
Level 3 of fair value hierarchy [Member]
Assets
Opening assets balance	1,618
Additions	0
Disposals	0
Change in fair value	(30)
Ending assets balance	1,588
Liabilities and equity
Opening liabilities balance	120
Additions	0
Disposals	0
Change in fair value	(88)
Ending liabilities balance	32
Level 3 of fair value hierarchy [Member] | Investments [Member]
Assets
Opening assets balance	1,618
Additions	0
Disposals	0
Change in fair value	(30)
Ending assets balance	1,588
Level 3 of fair value hierarchy [Member] | Convertible loan - derivative component [Member]
Liabilities and equity
Opening liabilities balance	120
Additions	0
Disposals	0
Change in fair value	(88)
Ending liabilities balance	$ 32